RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 27, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS:

As of September 27, 2013, the notional value of interest rate swaps with entities affiliated with GS Capital Partners was $230 million and with entities affiliated with J.P. Morgan Partners was $205 million. As of September 28, 2012, the notional value of interest rate swaps with entities affiliated with GS Capital Partners was $96 million and with entities affiliated with J.P. Morgan Partners was $221 million. In all of these swaps, the Company pays the counterparty a fixed interest rate in exchange for their payment of a floating interest rate. The net payments in fiscal 2013, fiscal 2012 and fiscal 2011 to entities affiliated with GS Capital Partners pursuant to interest rate swap transactions were approximately $3.1 million, $21.5 million and $40.1 million, respectively. The net payments in fiscal 2013, fiscal 2012 and fiscal 2011 to entities affiliated with J.P. Morgan Partners pursuant to interest rate swap transactions were approximately $5.5 million, $28.2 million and $51.6 million, respectively.